1
The Gabelli Global Growth Fund
Schedule of Investments — September 30, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 95.2%
INFORMATION TECHNOLOGY – SOFTWARE AND
SERVICES  — 18.6%
4,400 Adobe Inc.† .............................................. $ 1,210,880
3,120 Adyen NV† ............................................... 3,891,146
16,000 Atlassian Corp. plc, Cl. A† ......................... 3,369,440
24,200 Block Inc.† ............................................... 1,330,758
26,200 Cloudflare Inc., Cl. A† ............................... 1,449,122
13,200 CrowdStrike Holdings Inc., Cl. A† ............. 2,175,492
6,700 Mastercard Inc., Cl. A ............................... 1,905,078
26,500 PayPal Holdings Inc.† ............................... 2,280,855
5,300 ServiceNow Inc.† ..................................... 2,001,333
11,200 Snowflake Inc., Cl. A† ............................... 1,903,552
17,000 Visa Inc., Cl. A .......................................... 3,020,050
6,000 Zscaler Inc.† ............................................ 986,220
25,523,926
CONSUMER DISCRETIONARY  — 18.0%
81,000 Amazon.com Inc.† ................................... 9,153,000
2,000 Christian Dior SE ...................................... 1,152,689
6,780 Kering SA ................................................. 3,007,261
12,100 Lululemon Athletica Inc.† ......................... 3,382,676
9,400 LVMH Moet Hennessy Louis Vuitton SE .... 5,542,003
55,300 Puma SE .................................................. 2,558,185
24,795,814
INFORMATION TECHNOLOGY – SEMICONDUCTORS,
HARDWARE, AND EQUIPMENT  — 17.1%
45,240 Apple Inc. ................................................ 6,252,168
5,170 ASML Holding NV .................................... 2,147,359
14,040 Keyence Corp. .......................................... 4,641,070
18,500 Lasertec Corp. .......................................... 1,860,766
32,000 Lattice Semiconductor Corp.† ................... 1,574,720
43,500 Marvell Technology Inc. ............................ 1,866,585
21,600 NVIDIA Corp. ........................................... 2,622,024
10,700 SolarEdge Technologies Inc.† ................... 2,476,622
23,441,314
HEALTH CARE  — 13.7%
12,000 Danaher Corp. .......................................... 3,099,480
41,300 Edwards Lifesciences Corp.† .................... 3,412,619
10,350 Intuitive Surgical Inc.† .............................. 1,940,004
6,250 Thermo Fisher Scientific Inc. ..................... 3,169,937
11,300 UnitedHealth Group Inc. ........................... 5,706,952
10,300 Zoetis Inc. ................................................ 1,527,387
18,856,379
INFORMATION TECHNOLOGY  — 7.9%
41,300 Microsoft Corp. ........................................ 9,618,770
29,000 ZoomInfo Technologies Inc.† .................... 1,208,140
10,826,910
COMMUNICATION SERVICES  — 7.2%
16,200 Alphabet Inc., Cl. A† ................................. 1,549,530
38,920 Alphabet Inc., Cl. C† ................................. 3,742,158
Shares
Market
Value
13,400 Meta Platforms Inc., Cl. A† ....................... $ 1,818,112
11,600 Netflix Inc.† .............................................. 2,731,104
9,840,904
CONSUMER STAPLES  — 3.4%
14,700 L'Oreal SA ................................................ 4,700,208
FINANCIALS  — 3.4%
169,000 Investor AB, Cl. B ..................................... 2,465,917
7,190 S&P Global Inc. ........................................ 2,195,467
4,661,384
REAL ESTATE  — 2.5%
16,300 American Tower Corp., REIT ..................... 3,499,610
INDUSTRIALS  — 2.2%
15,400 Nidec Corp. .............................................. 862,033
8,250 Tesla Inc.† ................................................ 2,188,312
3,050,345
MATERIALS  — 1.2%
8,120 The Sherwin-Williams Co. ......................... 1,662,570
TOTAL COMMON STOCKS .................. 130,859,364
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 4.8%
$ 6,672,000 U.S. Treasury Bills,
2.837% to 3.037%††,
12/01/22 to 12/15/22 ............................ 6,635,961
TOTAL INVESTMENTS — 100.0%
(Cost $111,238,081) ............................. $ 137,495,325
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
REIT Real Estate Investment Trust
Geographic Diversification
% of
Market
Value
Market
Value
United States ........................ 69.4% $ 95,437,950
Europe .............................. 20.3 27,941,391
Japan ............................... 5.4 7,363,868
Canada .............................. 2.5 3,382,676
Asia/Pacific ......................... 2.4 3,369,440
100.0% $ 137,495,325